[Logo] M F S (R)
INVESTMENT MANAGEMENT

                               [Graphic Omitted]

               MFS(R)UNION STANDARD(R)
               EQUITY FUND

               SEMIANNUAL REPORT O MARCH 31,2001

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        YOU CAN RECEIVE THIS REPORT VIA E-MAIL. See page 30 for details.
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

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  4
Performance Summary .......................................................  8
Portfolio of Investments .................................................. 12
Financial Statements ...................................................... 17
Notes to Financial Statements ............................................. 24
Trustees and Officers ..................................................... 33

MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

    o information we receive from you on applications or other forms

    o information about your transactions with us, our affiliates, or others, and

    o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1)MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.

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NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
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

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
     Jeffrey L. Shames

Dear Shareholders,
When we talk to you about the information you want from MFS(R), you tell us you're looking for answers to four basic questions:

    1. How are my investments performing right now?

    2. How is my money being managed, over both the short and the long term?

    3. What's going on in the market, and how will that affect me?

    4. How can I get more out of my relationship with my investment professional?

Traditionally, we've attempted to answer these and other questions through a range of printed materials sent through the mail, including statements and annual and semiannual reports. As the Internet has reached an ever-larger percentage of households, however, we and most other investment management firms have come to believe that the Web can be an additional -- and potentially more effective -- way to communicate with investors.

The Internet holds the promise of near-instantaneous delivery, communication when you want it rather than when we mail it, easy access to the specific information you want, and an experience customized to each investor. With the relaunch of our Web site, WWW.MFS.COM, earlier this year, we believe we've moved a giant step closer to delivering the Internet's promise and created a site that we're committed to improving every day. Our site now makes it easy for you to find answers to your four basic questions.

HOW ARE MY INVESTMENTS PERFORMING?
The most basic question investors ask is, "What is the current value of my account?" Although we've been able to answer that question by phone for some time, now you can get daily account balances more quickly and easily on our Web site and print out a detailed summary of your MFS portfolio. In fact, if you're willing to take a few minutes to register on the site, you can create a personalized "My MFS" homepage that will display your personal and retirement MFS account balances instantly whenever you log in to the site. You can also set "My MFS" to track daily price changes of up to 10 MFS mutual funds and 10 MFS annuity series on your personal homepage; you can even tell the system to alert you if the price change of any portfolio exceeds a specified amount.

If you do decide to register, you can rest assured that we will not share your information with anyone outside of MFS. The sole purpose of registration is to enable us to deliver the information you want in a faster, more personalized manner, with fewer keystrokes and mouse clicks.

HOW IS MY MONEY BEING MANAGED?
One of the most exciting features of our site is MFS(R) Interactive(SM): One click to an expert(SM) -- a series of video interviews with MFS portfolio managers and executives. Located in the "Investor Education" section of the site, MFS Interactive uses video streamed over the Web to allow you to see and hear from the people who are managing your money, to give you greater insight into our investment approach and our response to market conditions. MFS Interactive includes "Meet the Manager" interviews that cover the background and investment style of a particular portfolio manager, as well as other Webcasts that cover a specific fund or investment topic.

The "Products and Performance" section is another resource. Select a portfolio, and you can access information ranging from recent annual and semiannual reports to historical pricing and performance to the most recent dividend and capital gains distributions. For stock portfolios, you can also look up top holdings, largest sectors, and top country weightings. On WWW.MFS.COM, we've put together a combination of resources that we believe will allow you to form an in-depth picture of how we've managed any particular MFS portfolio over time.

WHAT'S GOING ON IN THE MARKET, AND HOW WILL THAT AFFECT ME?
In our view, the tougher the market, the more you need to hear from the people who are managing your money -- and the past year or so has certainly been one of the toughest markets in recent memory. We think the immediacy of the Web provides an ideal way to communicate with you frequently and to offer our views on the current volatility and uncertainty in the market. On your "My MFS" homepage, in many MFS Interactive interviews, and in the "News & Commentary" section of the site, you'll find our views on the current situation and our market outlook. Our goal is to help you understand what's going on and help you make decisions based on facts and market history, rather than on the emotion of the moment.

HOW CAN I GET MORE OUT OF MY RELATIONSHIP WITH MY INVESTMENT PROFESSIONAL? Perhaps your best resource in a tough market is your own investment professional. This is the person who may have the best understanding of your financial goals and your unique financial situation. In our view, the Web is incredible at delivering information, but it cannot take the place of an investment professional working with you to incorporate that information into a long-range financial plan -- a plan that may help you weather market volatility and help you work toward reaching your own financial goals.

To a large degree, the MFS Web site is about preparing you to have a deeper dialogue with your investment professional. We believe that if we can help you "do your homework," you'll be able to spend less time with your investment professional simply getting information and more time creating a financial plan and making investment decisions.

On a final note, we want to assure you that our commitment to the Internet does not signal a lessening of our commitment to other forms of communication. If you're not yet connected to the Web, rest assured that we will continue to strive to deliver outstanding communications in print and on the phone, as well as electronically. We hope, however, that as we continue to improve our site, we will give you more and more incentive to take advantage of the opportunities that the Web offers investors.

For some time, I've ended my letters to you by saying that we appreciate your confidence in MFS and welcome any questions or comments you may have. With the relaunched WWW.MFS.COM, there is now an easy way for you to e-mail us those questions or comments and receive a reply. Simply click on "Contact Us" at the top of our homepage. We look forward to hearing from you.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman and Chief Executive Officer
     MFS Investment Management(R)

     April 16, 2001

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEW AND OUTLOOK

For the six months ended March 31, 2001, Class A shares of the fund provided a total return of -14.25%, Class B shares -14.50%, Class C shares -14.50%, and Class I shares -14.07%. These returns assume the reinvestment of any dividends and capital gains distributions but exclude the effects of any sales charges and compare to a -18.75% return over the same period for the fund's benchmark, the Standard & Poor's 500 Composite Index (the S&P 500). The S&P 500 is a popular, unmanaged index of common stock total return performance. During the same period, the average large-cap core fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -19.54%.

Q. THE PERFORMANCE OF THE S&P 500 AND THE FUND VIVIDLY SUMMARIZES HOW DIFFICULT THE MARKET HAS BEEN FOR EQUITY INVESTORS. CAN YOU GIVE US YOUR TAKE ON THE ENVIRONMENT?

A. We think there are two major forces hanging over the market. First, many companies are uncertain how much they will earn this year. Second, investors are unsure what they should pay for those earnings, even if known. With so much uncertainty about these two fundamental determinants of equity prices, it's no wonder that the market has exhibited unsettling volatility and weakness. Overall, however, we think that the market is fairly valued relative to bonds, and stocks now offer long-term investors a reasonable rate of return. In our view, this is a marked improvement from six months ago.

    Within the market, there is an ongoing tug-of-war between the growth and value sectors. We believe many former growth names in sectors such as technology and telecommunications have declined to the point where value investors could be well served to consider making selected purchases. Conversely, some former value names in areas such as financial services have become candidates for growth portfolios. We think that a core investment strategy that incorporates both investment styles could provide stability while investors sort out the market's opportunities.

Q.  HOW DID YOU MANAGE TO OUTPACE THE S&P 500 DURING THE PERIOD?

A. There were two primary factors. We selected stocks that held up relatively well, despite the difficult market, and we maintained a bias toward value stocks rather than growth companies. In addition, because of the fund's focus on labor sensitive companies, we were naturally biased toward what some investors refer to as the "old economy" companies. These companies tended to perform better than "new economy" high-tech companies amid a volatile market environment. Our performance analysis indicated that 60% of the fund's relative performance can be attributed to stock selection, with the rest coming from sector allocation, most notably our underweighting in technology.

Q. DID YOU UTILIZE ANY PARTICULAR STRATEGIES IN AN EFFORT TO REDUCE THE VOLATILITY AND DOWNSIDE RISK TO THE PORTFOLIO?

A. In this fund we try to maintain risk levels high enough to capitalize on our Original Research(SM) process and stock selection abilities but low enough to provide below-average portfolio risk. Striking the right balance has always been difficult, but we believe our approach has remained consistent since restructuring the portfolio a year ago.

Q.  WHICH HOLDINGS PROVIDED A BOOST TO THE FUND'S PERFORMANCE?

A. One of the biggest contributors to total return was our position in First Data Corp., which appreciated over 50% since last October. That was followed by favorable performance from Loews Corp., CVS, NiSource, and Alcoa. We have trimmed some of these positions to take advantage of other opportunities, but they all remained in the portfolio. Equally important to our performance were some significant member companies of the S&P 500 in the technology and Internet sectors that we didn't own, such as JDS Uniphase, Broadcom, Yahoo, and Network Appliance -- all of these stocks declined over 75% since October 2000.

Q.  WHICH HOLDINGS TURNED OUT TO BE DISAPPOINTMENTS?

A. The worst was Corning, which we eliminated in the face of continued weak demand for optical fiber. General Electric was also a poor performer as its economic sensitivity, acquisition strategy, and management transition gave investors cause to question its premium valuation. Although we have trimmed our position in General Electric several times in the past year, it remained one of the largest positions in the portfolio. AES Corp., DST Systems, Disney, and Boeing were other names that produced poor recent performance, however, we continue to hold these stocks in the portfolio.

Q.  WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. If we step back from the barrage of earnings disappointments, media attention, and market volatility, we think there's at least one good reason to be positive -- time. We are six months into an economic slowdown, and the market normally anticipates prospects twelve months ahead. Given the level of uncertainty and weakness in the market, we believe most of the bad news has been discounted into the market. As a result, over the next few months, we believe an increasing number of investors will begin to factor an economic recovery into stock prices. It's impossible to know the magnitude of this rebound, but we think the direction will be positive.

/s/ Lisa B. Nurme                          /s/  James M. Perkins

    Lisa B. Nurme                               James M. Perkins
    Portfolio Manager                           Portfolio Manager

The opinions expressed in this report are those of MFS and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' PROFILES
--------------------------------------------------------------------------------

LISA B. NURME IS SENIOR VICE PRESIDENT AND DIRECTOR OF CONSERVATIVE EQUITY PORTFOLIO MANAGEMENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)). SHE OVERSEES AND PROVIDES STATEGIC DIRECTION TO THE GROUP OF PORTFOLIO MANAGERS OF OUR VALUE OR CONSERVATIVE EQUITY PRODUCTS. LISA ALSO MANAGES THE EQUITY INCOME PORTFOLIOS OF OUR MUTUAL FUND AND VARIABLE ANNUITY PRODUCTS AND IS A MEMBER OF THE PORTFOLIO MANAGEMENT TEAM OF OUR TOTAL RETURN PRODUCTS. SHE JOINED MFS FROM GOLDMAN SACHS IN 1987 AS A RESEARCH ANALYST AND WAS NAMED PORTFOLIO MANAGER IN 1995, SENIOR VICE PRESIDENT IN 1998, AND DIRECTOR OF CONSERVATIVE EQUITY PORTFOLIO MANAGEMENT IN 1999. LISA IS A GRADUATE OF THE UNIVERSITY OF NORTH CAROLINA, WHERE SHE WAS ELECTED TO PHI BETA KAPPA.

JAMES M. PERKINS IS SENIOR VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND A PORTFOLIO MANAGER OF MFS(R) UNION STANDARD(R) EQUITY FUND. JIM JOINED MFS IN 1983 AS A PROGRAMMER/ANALYST. HE BECAME ASSISTANT VICE PRESIDENT AND DIRECTOR OF EQUITY TECHNOLOGY AND QUANTITATIVE RESEARCH IN 1986, VICE PRESIDENT IN 1990, SENIOR QUANTITATIVE ANALYST IN 1999, A PORTFOLIO MANAGER OF MFS(R) UNION STANDARD(R) EQUITY FUND IN 2000, AND SENIOR VICE PRESIDENT IN 2001. HE IS A GRADUATE OF DARTMOUTH COLLEGE.

ALL EQUITY PORTFOLIO MANAGERS BEGAN THEIR CAREERS AT MFS AS RESEARCH ANALYSTS. OUR PORTFOLIO MANAGERS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, COMPANY-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and charges and expenses, for any MFS product is available from your investment professional or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

OBJECTIVE:               SEEKS LONG-TERM GROWTH OF CAPITAL.

COMMENCEMENT OF
INVESTMENT OPERATIONS:   JANUARY 14, 1994

CLASS INCEPTION:         CLASS A  AUGUST 7, 1997
                         CLASS B  AUGUST 11, 1997
                         CLASS C  AUGUST 11, 1997
                         CLASS I  JANUARY 14, 1994

SIZE:                    $57.3 MILLION NET ASSETS AS OF MARCH 31, 2001

PERFORMANCE SUMMARY

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH MARCH 31, 2001

CLASS A
                                          6 Months        1 Year       3 Years        5 Years          Life*
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                             -14.25%       -17.01%       -19.89%        +31.89%        +81.22%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                      --         -17.01%       - 7.13%        + 5.69%        + 8.60%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge                      --         -21.78%       - 8.94%        + 4.45%        + 7.71%
--------------------------------------------------------------------------------------------------------------

CLASS B
                                          6 Months        1 Year       3 Years        5 Years          Life*
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                             -14.50%       -17.46%       -21.40%        +29.27%        +77.63%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                      --         -17.46%       - 7.71%        + 5.27%        + 8.30%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge                      --         -20.76%       - 8.45%        + 5.00%        + 8.30%
--------------------------------------------------------------------------------------------------------------

CLASS C
                                          6 Months        1 Year       3 Years        5 Years          Life*
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                             -14.50%       -17.54%       -21.32%        +29.37%        +77.76%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                      --         -17.54%       - 7.68%        + 5.28%        + 8.31%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Including Sales Charge                      --         -18.36%       - 7.68%        + 5.28%        + 8.31%
--------------------------------------------------------------------------------------------------------------

CLASS I
                                          6 Months        1 Year       3 Years        5 Years          Life*
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding
  Sales Charge                             -14.07%       -16.69%       +18.97%        +33.89%        +83.98%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Excluding Sales Charge                      --         -16.69%       - 6.77%        + 6.01%        + 8.83%
--------------------------------------------------------------------------------------------------------------
*For the period from the commencement of the fund's investment operations, January 14, 1994, through March 31, 2001.

NOTES TO PERFORMANCE SUMMARY

The Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 5.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain institutional investors.

Class A, B, and C share performance include the performance of the fund's Class I shares for periods prior to their inception (blended performance). Class A blended performance has been adjusted to take into account the initial sales charge applicable to Class A shares. Class B and C blended performance has been adjusted to take into account the CDSC applicable to Class B and C shares. These blended performance figures have not been adjusted to take into account the differences in class-specific operating expenses. Because operating expenses for Class A, B, and C shares are higher than those of Class I shares, the blended Class A, B, and C share performance is higher than it would have been had Class A, B, and C shares been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign securities may be unfavorably affected by interest rate and currency-exchange rate changes as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments. Those risks may increase share price volatility. See the prospectus for details.

PORTFOLIO CONCENTRATION AS OF MARCH 31, 2001

FINANCIAL SERVICES                      14.4%
TECHNOLOGY                              14.3%
HEALTH CARE                             12.2%
INDUSTRIAL GOODS & SERVICES             12.0%
UTILITIES & COMMUNICATIONS              10.8%

TOP 10 STOCK HOLDINGS

GENERAL ELECTRIC CO.  5.3%             JOHNSON & JOHNSON CO.  2.3%
Diversified manufacturing and          Health care and pharmaceutical
financial services conglomerate        products company

MICROSOFT CORP.  3.0%                  BANK OF AMERICA CORP.  2.1%
Computer software and systems company  Diversified banking and financial services company
EXXON MOBIL CORP.  2.6%
International oil and gas company      PHILIP MORRIS COS., INC.  2.1%
                                       Tobacco, food, and beverage conglomerate
INTERNATIONAL BUSINESS
MACHINES CORP.  2.5%                   AOL TIME WARNER, INC.  2.1%
Computer and business                  Media and communications company
equipment company
                                       TYCO INTERNATIONAL LTD.  1.9%
BRISTOL-MYERS SQUIBB CO.  2.4%         Security systems, packaging, and
Pharmaceutical products company        electronic equipment conglomerate

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS (Unaudited) -- March 31, 2001

Stocks - 93.7%

-------------------------------------------------------------------------------
ISSUER                                                 SHARES             VALUE
-------------------------------------------------------------------------------
U.S. Stocks - 92.1%
  Aerospace - 3.3%
    Boeing Co.                                         17,400       $   969,354
    General Dynamics Corp.                             12,580           789,269
    United Technologies Corp.                           2,200           161,260
                                                                    -----------
                                                                    $ 1,919,883
-------------------------------------------------------------------------------
  Aerospace & Defense - 0.7%
    Litton Industries Inc.*                             4,900       $   393,617
-------------------------------------------------------------------------------
  Airlines - 0.4%
    AMR Corp.*                                          7,200       $   252,864
-------------------------------------------------------------------------------
  Automotive - 1.8%
    Delphi Automotive Systems Corp.                    37,800       $   535,626
    Harley-Davidson, Inc.                               6,000           227,700
    Visteon Corp.                                      18,200           273,728
                                                                    -----------
                                                                    $ 1,037,054
-------------------------------------------------------------------------------
  Banks & Credit Cos. - 3.5%
    Bank of America Corp.                              21,000       $ 1,149,750
    U.S. Bancorp                                       37,200           863,040
                                                                    -----------
                                                                    $ 2,012,790
-------------------------------------------------------------------------------
  Biotechnology - 1.4%
    Pharmacia Corp.                                    15,900       $   800,883
-------------------------------------------------------------------------------
  Business Machines - 3.7%
    Compaq Computer Corp.                              19,600       $   356,720
    Dell Computer Corp.*                                5,400           138,713
    International Business Machines Corp.              14,100         1,356,138
    Sun Microsystems, Inc.*                            15,800           242,846
                                                                    -----------
                                                                    $ 2,094,417
-------------------------------------------------------------------------------
  Business Services - 2.5%
    DST Systems, Inc.*                                 11,800       $   568,642
    First Data Corp.                                   14,300           853,853
                                                                    -----------
                                                                    $ 1,422,495
-------------------------------------------------------------------------------
  Computer Software - Personal Computers - 2.9%
    Microsoft Corp.*                                   29,900       $ 1,635,156
-------------------------------------------------------------------------------
  Computer Software - Systems - 1.1%
    EMC Corp.*                                         10,000       $   294,000
    Oracle Corp.*                                      21,300           319,074
                                                                    -----------
                                                                    $   613,074
-------------------------------------------------------------------------------
  Conglomerates - 1.8%
    Tyco International Ltd.                            24,035       $ 1,039,033
-------------------------------------------------------------------------------
  Consumer Goods & Services - 3.5%
    Colgate-Palmolive Co.                               5,660       $   312,772
    Philip Morris Cos., Inc.                           24,100         1,143,545
    Procter & Gamble Co.                                8,800           550,880
                                                                    -----------
                                                                    $ 2,007,197
-------------------------------------------------------------------------------
  Electrical Equipment - 5.0%
    General Electric Co.                               68,320       $ 2,859,875
-------------------------------------------------------------------------------
  Electronics - 2.8%
    Applied Materials, Inc.*                            7,900       $   343,650
    Intel Corp.                                        34,800           915,675
    Sanmina Corp.*                                      9,400           183,888
    SCI Systems, Inc.*                                 10,000           182,000
                                                                    -----------
                                                                    $ 1,625,213
-------------------------------------------------------------------------------
  Entertainment - 6.1%
    AOL Time Warner, Inc.*                             28,350       $ 1,138,252
    Harrah's Entertainment, Inc.*                      18,500           544,455
    Viacom, Inc., "B"*                                 21,577           948,741
    Walt Disney Co.                                    30,400           869,440
                                                                    -----------
                                                                    $ 3,500,888
-------------------------------------------------------------------------------
  Financial Institutions - 4.9%
    Citigroup, Inc.                                    15,100       $   679,198
    Fannie Mae                                         11,300           899,480
    Freddie Mac                                         5,900           382,497
    Lehman Brothers Holdings, Inc.                      5,600           351,120
    Morgan Stanley Dean Witter & Co.                    9,200           492,200
                                                                    -----------
                                                                    $ 2,804,495
-------------------------------------------------------------------------------
  Financial Services - 1.8%
    J. P. Morgan Chase & Co.                           16,600       $   745,340
    John Hancock Financial Services, Inc.               7,800           299,910
                                                                    -----------
                                                                    $ 1,045,250
-------------------------------------------------------------------------------
  Food & Beverage Products - 2.2%
    Anheuser-Busch Cos., Inc.                          21,100       $   969,123
    Quaker Oats Co.                                     3,000           294,000
                                                                    -----------
                                                                    $ 1,263,123
-------------------------------------------------------------------------------
  Industrial - 1.6%
    Air Products & Chemicals, Inc.                      6,200       $   238,080
    Rockwell International Corp.                       13,200           479,820
    Rohm & Haas Co.                                     5,900           181,779
                                                                    -----------
                                                                    $   899,679
-------------------------------------------------------------------------------
  Insurance - 3.3%
    American International Group, Inc.                 10,600       $   853,300
    Loews Corp.                                        11,300           671,333
    UnumProvident Corp.                                11,900           347,718
                                                                    -----------
                                                                    $ 1,872,351
-------------------------------------------------------------------------------
  Machinery - 1.5%
    Deere & Co., Inc.                                  14,000       $   508,760
    Ingersoll Rand Co.                                  8,200           325,622
                                                                    -----------
                                                                    $   834,382
-------------------------------------------------------------------------------
  Manufacturing - 0.7%
    Textron, Inc.                                       7,400       $   420,616
-------------------------------------------------------------------------------
  Medical & Health Products - 9.5%
    American Home Products Corp.                       15,720       $   923,550
    Barr Laboratories, Inc.*                            8,900           508,813
    Bristol-Myers Squibb Co.                           21,980         1,305,612
    Johnson & Johnson Co.                              13,800         1,207,086
    Merck & Co., Inc.                                  10,000           759,000
    Schering Plough Corp.                               4,600           168,038
    Stryker Corp.                                      10,900           569,525
                                                                    -----------
                                                                    $ 5,441,624
-------------------------------------------------------------------------------
  Medical & Health Technology & Services - 0.5%
    Manor Care, Inc.*                                  13,800       $   281,520
-------------------------------------------------------------------------------
  Metals & Minerals - 1.0%
    Alcoa, Inc.                                        15,500       $   557,225
-------------------------------------------------------------------------------
  Oil Services - 0.5%
    Baker Hughes, Inc.                                  8,700       $   315,897
-------------------------------------------------------------------------------
  Oils - 3.2%
    Conoco, Inc.                                       15,800       $   446,350
    Exxon Mobil Corp.                                  17,061         1,381,941
                                                                    -----------
                                                                    $ 1,828,291
-------------------------------------------------------------------------------
  Printing & Publishing - 1.4%
    New York Times Co.                                  8,100       $   331,857
    Tribune Co.                                        10,900           444,066
                                                                    -----------
                                                                    $   775,923
-------------------------------------------------------------------------------
  Restaurants & Lodging - 0.8%
    Hilton Hotels Corp.                                43,100       $   450,395
-------------------------------------------------------------------------------
  Retail - 4.0%
    CVS Corp.                                          14,600       $   853,954
    Federated Department Stores, Inc.*                  9,200           382,260
    May Department Stores Co.                           9,100           322,868
    Sears, Roebuck & Co.                                5,500           193,985
    TJX Cos., Inc.                                     10,300           329,600
    Walgreen Co.                                        5,200           212,160
                                                                    -----------
                                                                    $ 2,294,827
-------------------------------------------------------------------------------
  Supermarkets - 2.9%
    Kroger Co.*                                        28,580       $   737,078
    Safeway, Inc.*                                     17,120           944,168
                                                                    -----------
                                                                    $ 1,681,246
-------------------------------------------------------------------------------
  Telecommunications - 1.7%
    Cisco Systems, Inc.*                               37,600       $   594,550
    Foundry Networks, Inc.*                            21,500           161,250
    QLogic Corp.*                                      10,100           227,250
                                                                    -----------
                                                                    $   983,050
-------------------------------------------------------------------------------
  Utilities - Electric - 3.7%
    AES Corp.*                                         15,100       $   754,396
    NiSource, Inc.                                     21,700           675,304
    Pinnacle West Capital Corp.                        15,230           698,600
                                                                    -----------
                                                                    $ 2,128,300
-------------------------------------------------------------------------------
  Utilities - Gas - 2.2%
    Enron Corp.                                         8,300       $   482,230
    Williams Cos., Inc.                                18,000           771,300
                                                                    -----------
                                                                    $ 1,253,530
-------------------------------------------------------------------------------
  Utilities - Telephone - 4.2%
    AT&T Corp.                                         15,900       $   338,670
    BellSouth Corp.                                     9,200           376,464
    SBC Communications, Inc.                           20,800           928,304
    Verizon Communications, Inc.                       15,400           759,220
                                                                    -----------
                                                                    $ 2,402,658
-------------------------------------------------------------------------------
Total U.S. Stocks                                                   $52,748,821
-------------------------------------------------------------------------------
Foreign Stocks - 1.6%
  Canada - 0.4%
    Nortel Networks Corp. (Telecommunications)         17,700       $   248,685
-------------------------------------------------------------------------------
  Netherlands - 1.2%
    Royal Dutch Petroleum Co., ADR (Oils)              12,200       $   676,368
-------------------------------------------------------------------------------
Total Foreign Stocks                                                $   925,053
-------------------------------------------------------------------------------
Total Stocks (Identified Cost, $53,512,581)                         $53,673,874
-------------------------------------------------------------------------------

Short-Term Obligations - 4.1%
-------------------------------------------------------------------------------
                                             PRINCIPAL AMOUNT
ISSUER                                          (000 OMITTED)             VALUE
-------------------------------------------------------------------------------
    American General Corp., due 4/02/01             $     163       $   162,975
    Citicorp, due 4/02/01                                 413           412,938
    Goldman Sachs Group LP, due 4/02/01                   727           726,890
    Prudential Funding Corp., due 4/02/01               1,034         1,033,846
-------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                     $ 2,336,649
-------------------------------------------------------------------------------

Repurchase Agreement - 0.7%
-------------------------------------------------------------------------------
    Merrill Lynch, dated 3/30/01, due 4/02/01,
      to be received $406,181 (secured by various
      U.S. Treasury and Federal Agency obligations
      in a jointly traded account), at Cost         $     406       $   406,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $56,255,230)                    $56,416,523
Other Assets, Less Liabilities - 1.5%                                   866,730
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $57,283,253
-------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS
Statement of Assets and Liabilities (Unaudited)
------------------------------------------------------------------------------
MARCH 31, 2001
------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $56,255,230)          $56,416,523
  Investments of cash collateral for securities loaned, at
    identified cost and value                                       926,900
  Receivable for investments sold                                   831,967
  Receivable for fund shares sold                                     7,848
  Interest and dividends receivable                                  58,910
  Other assets                                                          507
                                                                -----------
      Total assets                                              $58,242,655
                                                                -----------
Liabilities:
  Payable for fund shares reacquired                            $    24,117
  Collateral for securities loaned, at value                        926,900
  Payable to affiliates -
    Management fee                                                    2,038
    Shareholder servicing agent fee                                   3,267
    Distribution and service fee                                        358
    Administrative fee                                                   58
  Accrued expenses and other liabilities                              2,664
                                                                -----------
      Total liabilities                                         $   959,402
                                                                -----------
Net assets                                                      $57,283,253
                                                                ===========

Net assets consist of:
  Paid-in capital                                               $60,998,842
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                    161,293
  Accumulated undistributed net realized loss on investments
    and foreign currency transactions                            (3,997,600)
  Accumulated undistributed net investment income                   120,718
                                                                -----------
      Total                                                     $57,283,253
                                                                ===========
Shares of beneficial interest outstanding                        5,176,716
                                                                 =========

Class A shares:
  Net asset value per share
    (net assets of $9,140,099 / 830,277 shares of beneficial
     interest outstanding)                                       $11.01
                                                                 ======
  Offering price per share (100 / 94.25 of net asset value
     per share)                                                  $11.68
                                                                 ======

Class B shares:
  Net asset value and offering price per share
    (net assets of $2,326,177 / 212,419 shares of beneficial
     interest outstanding)                                       $10.95
                                                                 ======

Class C shares:
  Net asset value and offering price per share
    (net assets of $1,036,036 / 94,980 shares of beneficial
     interest outstanding)                                       $10.91
                                                                 ======

Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets of $44,780,941 / 4,039,040 shares of
     beneficial interest outstanding)                            $11.09
                                                                 ======

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

Statement of Operations (Unaudited)
------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2001
------------------------------------------------------------------------------

Net investment income:
  Income -
    Dividends                                                   $   368,273
    Interest                                                         64,281
                                                                -----------
      Total investment income                                   $   432,554
                                                                -----------
  Expenses -
    Management fee                                              $   211,110
    Trustees' compensation                                            1,600
    Shareholder servicing agent fee                                  35,382
    Distribution and service fee (Class A)                           16,971
    Distribution and service fee (Class B)                           13,384
    Distribution and service fee (Class C)                            5,343
    Administrative fee                                                3,974
    Custodian fee                                                    13,155
    Printing                                                         12,616
    Postage                                                           5,446
    Auditing fees                                                     1,500
    Legal fees                                                          892
    Miscellaneous                                                    28,754
                                                                -----------
      Total expenses                                            $   350,127
    Reduction of expenses by investment adviser                     (30,132)
    Fees paid indirectly                                             (8,229)
                                                                -----------
      Net expenses                                              $   311,766
                                                                -----------
        Net investment income                                   $   120,788
                                                                -----------
Realized and unrealized loss on investments:
  Realized loss (identified cost basis) on investment
    transactions                                                $(3,434,846)
  Change in unrealized depreciation on investments               (6,362,945)
                                                                -----------
        Net realized and unrealized loss on investments         $(9,797,791)
                                                                -----------
          Decrease in net assets from operations                $(9,677,003)
                                                                ===========

See notes to financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                     MARCH 31, 2001         SEPTEMBER 30, 2000
                                                                         (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets:
From operations -
  Net investment income                                               $     120,788              $     579,956
  Net realized loss on investments                                       (3,434,846)                  (458,796)
  Net unrealized loss on investments                                     (6,362,945)                (5,685,987)
                                                                      -------------              -------------
    Decrease in net assets from operations                            $  (9,677,003)             $  (5,564,827)
                                                                      -------------              -------------
Distributions declared to shareholders -
  From net investment income (Class A)                                $     (56,575)             $     (72,234)
  From net investment income (Class B)                                       (3,399)                      --
  From net investment income (Class C)                                         --                       (6,489)
  From net investment income (Class I)                                     (516,999)                  (593,238)
  From net realized gain on investments and foreign
    currency transactions (Class A)                                            --                   (1,855,062)
  From net realized gain on investments and foreign
    currency transactions (Class B)                                            --                     (462,720)
  From net realized gain on investments and foreign
    currency transactions (Class C)                                            --                     (330,338)
  From net realized gain on investments and foreign
    currency transactions (Class I)                                            --                   (9,037,486)
  In excess of net realized gain on investments and
    foreign currency transactions (Class A)                                    --                      (16,948)
  In excess of net realized gain on investments and
    foreign currency transactions (Class B)                                    --                       (4,227)
  In excess of net realized gain on investments and
    foreign currency transactions (Class C)                                    --                       (3,018)
  In excess of net realized gain on investments and
    foreign currency transactions (Class I)                                    --                      (82,567)
                                                                      -------------              -------------
    Total distributions declared to shareholders                      $    (576,973)             $ (12,464,327)
                                                                      -------------              -------------
Net decrease in net assets from fund share transactions               $  (1,168,343)             $ (17,534,704)
                                                                      -------------              -------------
      Total decrease in net assets                                    $ (11,422,319)             $ (35,563,858)
Net assets:
  At beginning of period                                                 68,705,572                104,269,430
                                                                      -------------              -------------

At end of period (including accumulated undistributed net
investment income of $120,718 and $576,903, respectively)             $  57,283,253              $  68,705,572
                                                                      =============              =============

See notes to financial statements.

Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                  PERIOD ENDED
                                     SIX MONTHS ENDED        --------------------------------------------       SEPTEMBER 30,
                                       MARCH 31, 2001              2000             1999             1998               1997*
                                          (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                              CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period          $12.91            $16.33           $16.85           $16.40              $16.13
                                               ------            ------           ------           ------              ------

Income from investment operations# -
  Net investment income(S)                     $ 0.01            $ 0.07           $ 0.10           $ 0.10              $ 0.03
  Net realized and unrealized gain (loss)
    on investments                              (1.84)            (1.12)            0.88             1.92                0.24
                                               ------            ------           ------           ------              ------
      Total from investment operations         $(1.83)           $(1.05)          $ 0.98           $ 2.02              $ 0.27
                                               ------            ------           ------           ------              ------

Less distributions declared to shareholders -
  From net investment income                   $(0.07)           $(0.09)          $(0.12)          $(0.18)             $ --
  From net realized gain on investments          --               (2.26)           (1.38)           (1.39)               --
In excess of net realized gain on
  investments and foreign currency
  transactions                                   --               (0.02)            --               --                  --
                                               ------            ------           ------           ------              ------
      Total distributions declared to
        shareholders                           $(0.07)           $(2.37)          $(1.50)          $(1.57)             $ --
                                               ------            ------           ------           ------              ------
Net asset value - end of period                $11.01            $12.91           $16.33           $16.85              $16.40
                                               ======            ======           ======           ======              ======
Total return(+)                                (14.25)%++         (7.77)%           5.56%           13.31%               1.67%++
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                                     1.23%+            1.22%            1.21%            1.21%               1.21%+
  Net investment income                          0.13%+            0.48%            0.56%            0.57%               0.86%+
Portfolio turnover                                 36%               86%              58%              43%                 49%
Net assets at end of period (000 Omitted)      $9,140           $10,066          $13,361          $10,915                $536

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:
        Net investment income                  $ --              $ 0.05           $ 0.08           $ 0.08              $ 0.03
        Ratios (to average net assets):
          Expenses##                             1.32%+            1.36%            1.30%            1.32%               1.34%+
          Net investment income                  0.04%+            0.34%            0.47%            0.45%               0.72%+

    * For the period from the inception of Class A shares, August 7, 1997, through September 30, 1997.
    + Annualized.
   ++ Not annualized.
    # Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from certain expense offset arrangements.
  (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                  PERIOD ENDED
                                     SIX MONTHS ENDED        --------------------------------------------       SEPTEMBER 30,
                                       MARCH 31, 2001              2000             1999             1998               1997*
                                          (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
                                              CLASS B
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period          $12.82            $16.23           $16.81           $16.43              $16.24
                                               ------            ------           ------           ------              ------

Income from investment operations# -
  Net investment loss(S)                       $(0.03)           $(0.02)          $(0.02)          $(0.01)             $(0.01)
  Net realized and unrealized gain (loss)
    on investments                              (1.83)            (1.11)            0.88             1.94                0.20
                                               ------            ------           ------           ------              ------
      Total from investment operations         $(1.86)           $(1.13)          $ 0.86           $ 1.93              $ 0.19
                                               ------            ------           ------           ------              ------

Less distributions declared to shareholders -
  From net investment income                   $(0.01)           $ --             $(0.06)          $(0.16)             $ --
  From net realized gain on investments          --               (2.26)           (1.38)           (1.39)               --
In excess of net realized gain on
  investments and foreign currency
  transactions                                   --               (0.02)            --               --                  --
                                               ------            ------           ------           ------              ------
      Total distributions declared to
        shareholders                           $(0.01)           $(2.28)          $(1.44)          $(1.55)             $ --
                                               ------            ------           ------           ------              ------
Net asset value - end of period                $10.95            $12.82           $16.23           $16.81              $16.43
                                               ======            ======           ======           ======              ======
Total return                                   (14.50)%++         (8.37)%           4.86%           12.65%               1.17%++
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                                     1.88%+            1.87%            1.86%            1.86%               1.86%+
  Net investment loss                           (0.50)%+          (0.14)%          (0.10)%          (0.05)%             (0.37)%+
Portfolio turnover                                 36%               86%              58%              43%                 49%
Net assets at end of period (000 Omitted)      $2,326            $2,356           $3,448           $2,405                 $17

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

        Net investment loss                    $(0.04)           $(0.04)          $(0.04)          $(0.03)             $(0.01)
        Ratios (to average net assets):
          Expenses##                             1.97%+            2.01%            1.95%            1.97%               1.99%+
          Net investment loss                   (0.59)%+          (0.28)%          (0.19)%          (0.17)%             (0.52)%+

  * For the period from the inception of Class B shares, August 11, 1997, through September 30, 1997.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                  PERIOD ENDED
                                     SIX MONTHS ENDED        --------------------------------------------       SEPTEMBER 30,
                                       MARCH 31, 2001              2000             1999             1998               1997*
                                          (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
                                              CLASS C
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period          $12.76            $16.21           $16.80           $16.43              $16.24
                                               ------            ------           ------           ------              ------

Income from investment operations# -
  Net investment income (loss)(S)              $(0.03)           $(0.02)          $(0.02)          $(0.02)             $ 0.01
  Net realized and unrealized gain (loss)
    on investments                              (1.82)            (1.11)            0.88             1.95                0.18
                                               ------            ------           ------           ------              ------
      Total from investment operations         $(1.85)           $(1.13)          $ 0.86           $ 1.93              $ 0.19
                                               ------            ------           ------           ------              ------

Less distributions declared to shareholders -
  From net investment income                   $ --              $(0.04)          $(0.07)          $(0.17)             $ --
  From net realized gain on investments          --               (2.26)           (1.38)           (1.39)               --
In excess of net realized gain on
  investments and foreign currency
  transactions                                   --               (0.02)            --               --                  --
                                               ------            ------           ------           ------              ------
      Total distributions declared to
        shareholders                           $ --              $(2.32)          $(1.45)          $(1.56)             $ --
                                               ------            ------           ------           ------              ------
Net asset value - end of period                $10.91            $12.76           $16.21           $16.80              $16.43
                                               ======            ======           ======           ======              ======
Total return                                   (14.50)%++         (8.38)%           4.92%           12.70%               1.17%++
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                                     1.88%+            1.87%            1.86%            1.86%               1.86%+
  Net investment income (loss)                  (0.51)%+          (0.14)%          (0.10)%          (0.10)%              0.63%+
Portfolio turnover                                 36%               86%              58%              43%                 49%
Net assets at end of period (000 Omitted)      $1,036              $957           $1,581           $1,067                  $4

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

        Net investment income (loss)           $(0.04)           $(0.04)          $(0.04)          $(0.04)             $ 0.01
        Ratios (to average net assets):
          Expenses##                             1.97%+            2.01%            1.95%            1.97%               1.99%+
          Net investment income (loss)          (0.60)%+          (0.28)%          (0.19)%          (0.22)%              0.49%+

  * For the period from the inception of Class C shares, August 11, 1997, through September 30, 1997.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                         SIX MONTHS ENDED        ------------------------------------------------------------
                                           MARCH 31, 2001             2000             1999             1998             1997
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
                                                  CLASS I
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period              $13.03           $16.47           $16.96           $16.43           $13.85
                                                   ------           ------           ------           ------           ------
Income from investment operations# -
  Net investment income(S)                         $ 0.03           $ 0.12           $ 0.16           $ 0.16           $ 0.17
  Net realized and unrealized gain (loss) on
    investments                                     (1.85)           (1.13)            0.88             1.94             4.01
                                                   ------           ------           ------           ------           ------
      Total from investment operations             $(1.82)          $(1.01)          $ 1.04           $ 2.10           $ 4.18
                                                   ------           ------           ------           ------           ------

Less distributions declared to shareholders -
  From net investment income                       $(0.12)          $(0.15)          $(0.15)          $(0.18)          $(0.19)
  From net realized gain on investments              --              (2.26)           (1.38)           (1.39)           (1.41)
In excess of net realized gain on investments
  and foreign currency transactions                  --              (0.02)            --               --               --
                                                   ------           ------           ------           ------           ------

      Total distributions declared to
        shareholders                               $(0.12)          $(2.43)          $(1.53)          $(1.57)          $(1.60)
                                                   ------           ------           ------           ------           ------
Net asset value - end of period                    $11.09           $13.03           $16.47           $16.96           $16.43
                                                   ======           ======           ======           ======           ======
Total return                                       (14.07)%++        (7.45)%           5.97%           13.74%           32.51%
Ratios (to average net assets)/
  Supplemental data(S):
  Expenses##                                         0.88%+           0.87%            0.86%            0.86%            0.98%
  Net investment income                              0.48%+           0.84%            0.90%            0.95%            1.12%
Portfolio turnover                                     36%              86%              58%              43%              49%
Net assets at end of period (000 Omitted)         $44,781          $55,327          $85,880          $76,408          $68,527

  (S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

        Net investment income                      $ 0.02           $ 0.10           $ 0.14           $ 0.14           $ 0.15
        Ratios (to average net assets):
          Expenses##                                 0.97%+           1.01%            0.95%            0.97%            1.11%
          Net investment income                      0.39%+           0.70%            0.81%            0.83%            0.98%

 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Union Standard Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith by the Trustees.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Security Loans - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At March 31, 2001, the value of securities loaned was $902,430. These loans were collateralized by cash of $926,900 which was invested in the following short-term obligation:

                                                                   AMORTIZED
                                                  SHARES      COST AND VALUE
------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio     926,900            $926,900

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Management does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Multiple Classes of Shares of Beneficial Interest - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At March 31, 2001, aggregate unreimbursed expenses amounted to $30,132.

The fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

            First $2 billion                               0.0175%
            Next $2.5 billion                              0.0130%
            Next $2.5 billion                              0.0005%
            In excess of $7 billion                        0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $1,821 for the six months ended March 31, 2001, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $907 for the six months ended March 31, 2001. Fees incurred under the distribution plan during the six months ended March 31, 2001, were 0.35% of average daily net assets attributable to Class A shares on an annualized basis.

The fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $4 and $0 for Class B and Class C shares, respectively, for the six months ended March 31, 2001. Fees incurred under the distribution plan during the six months ended March 31, 2001 were 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2001, were $421, $2,784, and $468 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $22,820,219 and $27,652,967 respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $56,255,230
                                                                  -----------
Gross unrealized appreciation                                     $ 9,429,944
Gross unrealized depreciation                                      (9,268,651)
                                                                  -----------
    Net unrealized appreciation                                   $   161,293
                                                                  ===========

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares
                                      SIX MONTHS ENDED MARCH 31, 2001                  YEAR ENDED SEPTEMBER 30, 2000
                                   ----------------------------------             ----------------------------------
                                         SHARES                AMOUNT                   SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                             242,177          $  2,909,084                  627,674          $  8,472,156
Shares issued to shareholders in
  reinvestment of distributions           3,425                42,884                  109,842             1,560,851
Shares reacquired                      (195,085)           (2,370,342)                (776,196)          (10,373,995)
                                   ------------          ------------             ------------          ------------
    Net increase (decrease)              50,517          $    581,626                  (38,680)         $   (340,988)
                                   ============          ============             ============          ============

Class B shares
                                      SIX MONTHS ENDED MARCH 31, 2001                  YEAR ENDED SEPTEMBER 30, 2000
                                   ----------------------------------             ----------------------------------
                                         SHARES                AMOUNT                   SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                             121,151          $  1,477,976                   61,558          $    852,515
Shares issued to shareholders in
  reinvestment of distributions             255                 3,184                   31,735               449,994
Shares reacquired                       (92,755)           (1,121,518)                (121,914)           (1,674,803)
                                   ------------          ------------             ------------          ------------
    Net increase (decrease)              28,651          $    359,642                  (28,621)         $   (372,294)
                                   ============          ============             ============          ============

Class C shares
                                      SIX MONTHS ENDED MARCH 31, 2001                  YEAR ENDED SEPTEMBER 30, 2000
                                   ----------------------------------             ----------------------------------
                                         SHARES                AMOUNT                   SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                              26,115          $    315,997                  101,136          $  1,565,393
Shares issued to shareholders in           --                    --
  reinvestment of distributions
                                                                                        21,343               301,374
Shares reacquired                        (6,093)              (73,160)                (145,024)           (1,992,145)
                                   ------------          ------------             ------------          ------------
    Net increase (decrease)              20,022          $    242,837                  (22,545)         $   (125,378)
                                   ============          ============             ============          ============

Class I shares
                                      SIX MONTHS ENDED MARCH 31, 2001                  YEAR ENDED SEPTEMBER 30, 2000
                                   ----------------------------------             ----------------------------------
                                         SHARES                AMOUNT                   SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Shares sold                              12,890          $    160,040                   43,235          $    598,368
Shares issued to shareholders in
  reinvestment of distributions          37,164               467,891                  679,226             9,712,930
Shares reacquired                      (256,992)           (2,980,379)              (1,692,303)          (27,007,342)
                                   ------------          ------------             ------------          ------------
    Net decrease                       (206,938)         $ (2,352,448)                (969,842)         $(16,696,044)
                                   ------------          ------------             ------------          ------------

(6) Line of Credit
The fund and other affiliated funds participate in a $1.1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended March 31, 2001, was $3,616. The fund had no borrowings during the period.

MFS(R) UNION STANDARD(R) EQUITY FUND

TRUSTEES                                               INVESTOR INFORMATION
Jeffrey L. Shames*                                     For MFS stock and bond market outlooks, call
Chairman and Chief Executive Officer MFS               toll free: 1-800-637-4458 anytime from a
Investment Management                                  touch-tone telephone.

Nelson J. Darling, Jr.                                 For information on MFS mutual funds, call your
Professional Trustee                                   investment professional or, for an information
                                                       kit, call toll free: 1-800-637-2929 any
William R. Gutow                                       business day from 9 a.m. to 5 p.m. Eastern time
Private Investor, Vice President, Capitol              (or leave a message anytime).
Entertainment Management Company; Real Estate
Consultant                                             INVESTOR SERVICE
                                                       MFS Service Center, Inc.
INVESTMENT ADVISER                                     P.O. Box 2281
Massachusetts Financial Services Company               Boston, MA 02107-9906
500 Boylston Street
Boston, MA 02116-3741                                  For general information, call toll free:
                                                       1-800-225-2606 any business day from 8 a.m. to
DISTRIBUTOR                                            8 p.m. Eastern time.
MFS Fund Distributors, Inc.
500 Boylston Street                                    For service to speech- or hearing-impaired
Boston, MA 02116-3741                                  individuals, call toll free: 1-800-637-6576 any
                                                       business day from 9 a.m. to 5 p.m. Eastern
CHAIRMAN AND PRESIDENT                                 time. (To use this service, your phone must be
Jeffrey L. Shames*                                     equipped with a Telecommunications Device for
                                                       the Deaf.)
PORTFOLIO MANAGERS
Lisa B. Nurme*                                         For share prices, account balances, and
James M. Perkins*                                      exchanges, call toll free: 1-800-MFS-TALK
                                                       (1-800-637-8255) anytime from a touch-tone
TREASURER                                              telephone.
James O. Yost*

ASSISTANT TREASURERS                                   WORLD WIDE WEB
Mark E. Bradley*                                       www.mfs.com
Robert R. Flaherty*
Laura F. Healy*
Ellen Moynihan*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

CUSTODIAN
State Street Bank and Trust Company


*MFS Investment Management

MFS(R) Union Standard(R) Equity Fund                           -------------
                                                                 PRSRT STD
[logo] M F S(R)                                                U. S. Postage
INVESTMENT MANAGEMENT                                               Paid
                                                                    MFS
500 Boylston Street                                            -------------
Boston,MA 02116-3741

(C)2001 MFS Investment Management(R).
MFS(R)investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.
                                                   USE-3 5/01 XXM 84/284/384/884